Income Taxes - Summary of income tax reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Loss before tax	€ (215,147)	€ (122,999)	€ (309,775)
Income tax debit / credit (-), calculated using the Belgian statutory tax rate on the accounting income / loss (-) before tax (theoretical)	(53,787)	(30,750)	(77,444)
Tax expenses / income (-) in statement of operations (effective)	2,844	2,423	1,226
Difference in tax expense / income to explain	56,631	33,173	78,670
Effect of tax rates in other jurisdictions	(337)	(582)	184
Effect of non taxable revenues	(7,642)	(9,413)	(10,196)
Effect of share based payment expenses without tax impact	22,127	17,682	19,990
Effect of expenses/income (-) not subject to tax	(146)	(907)	(639)
Effect of non tax deductible expenses	3,224	3,812	1,053
Effect of recognition of previously non recognized deferred tax assets	(1,677)	(1,411)	(475)
Effect of tax losses (utilized) reversed		(404)	(150)
Effect of under or over provisions in prior periods	1,101	(840)	(25)
Effect of non recognition of deferred tax assets	38,104	25,613	69,141
Effect of derecognition of previously recognized deferred tax assets	1,877	135	157
Effect of use of investment deduction		(512)	(370)
Total explanations	€ 56,631	€ 33,173	€ 78,670